Related parties - Bank (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Liabilities and equity
Other liabilities	SFr 14,738	SFr 16,826
Related party revenues and expenses
Net revenues	19,890	15,213	SFr 23,042
Related Party [Member]
Assets
Cash and due from banks	418	0
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	376	0
Trading assets	111	42
Net loans	1,251	3,949
Other assets	796	86
Total assets	2,952	4,077
Liabilities and equity
Due to banks/customer deposits	1,020	1,320
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	343	91
Trading liabilities	67	0
Short-term borrowings	4,000	2,075
Long-term debt	48,843	56,822
Other Liabilities, Related Parties	1,865	1,284
Other liabilities	56,138	61,592
Related party revenues and expenses
Interest and dividend income	114	13	(56)
Interest expense	(3,927)	(2,506)	(1,673)
Net interest income	(3,813)	(2,493)	(1,729)
Commissions and fees	17	82	102
Other revenues	14,354	246	212
Net revenues	10,558	(2,165)	(1,415)
Total operating expenses	2,497	2,326	SFr 2,089
Related party guarantees
Revocable loan commitments	32	59
Credit guarantees and similar instruments | Related Party [Member]
Related party guarantees
Guarantees	SFr 0	SFr 4